Pay vs Performance Disclosure - USD ($)	7 Months Ended	11 Months Ended	12 Months Ended			29 Months Ended
	Jul. 26, 2023	Jun. 26, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table shows the past three fiscal years’ total compensation for our named executive officers as set forth in the Summary Compensation Table, the “compensation actually paid” to our named executive officers (as determined under SEC rules), and our net income.

SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine Compensation Actually Paid as reported in the Pay Versus Performance Table. Compensation Actually Paid does not necessarily represent cash and/or equity value transferred to the applicable named executive officer without restriction, but rather is a valuation calculated under applicable SEC rules. In general, Compensation Actually Paid is calculated as summary compensation table total compensation adjusted to (a) include the value of any pension benefit (or loss) attributed to the past fiscal year, including on account of any amendments adopted during such year; and (b) include the fair market value of equity awards as of December 31, 2025 or, if earlier, the vesting date (rather than the grant date) and factor in dividends and interest accrued with respect to such awards, if applicable. For purposes of the disclosure below, no pension valuation adjustments were required.

Year	Summary Compensation Table Total for PEO(1)	Summary Compensation Table Total for PEO(2)	Summary Compensation Table Total for PEO(3)	Compensation Actually Paid to PEO(1)(4)	Compensation Actually Paid to PEO(2)(5)	Compensation Actually Paid to PEO(3)(6)	Average Summary Compensation Table Total for Non-PEO NEOs(7)	Average Compensation Actually Paid to Non-PEO NEOs(7)	Net Income (Loss) (thousands)(8)
2025	$784,954	$0	$0	$(184,021)	$0	$0	$457,632	$230,520	$(18,984)
2024	$1,382,383	$707,481	$0	$1,187,519	$158,578	$0	$731,112	$664,516	$(11,862)
2023	$1,149,311	$1,157,142	$403,009	$868,798	$876,629	$441,453	$839,761	$515,677	$(74,564)

(1) Arturo Rodriguez was the Company’s Co-PEO from July 26, 2023 through June 26, 2024, on which date he became the Company’s sole PEO.

(2) Joseph Risico was the Company’s Co-PEO from July 26, 2023 through June 26, 2024, on which date he resigned from the Company.

(3) Yaniv Sarig was the Company’s PEO during the 2023 fiscal year until his resignation on July 26,2023.

Adjustment To PEO Compensation, Footnote

(4) The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Arturo Rodriguez:

Year	Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2025	$669,726	$337,272	$(354,532)	$0	$(281,990)	$0	$(968,975)
2024	$774,400	$844,800	$(159,095)	$0	$(106,169)	$0	$(194,864)
2023	$834,066	$654,637	$(65,419)	$13,711	$(49,376)	$0	$(280,513)

(5) The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Joseph Risico:

Year	Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2025	$0	$0	$0	$0	$0	$0	$0
2024	$406,560	$0	$0	$0	$(142,343)	$0	$(548,903)
2023	$834,066	$654,637	$(65,419)	$13,711	$(49,376)	$0	$(280,513)

(6) The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Yaniv Sarig:

Year	Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2025	$0	$0	$0	$0	$0	$0	$0
2024	$0	$0	$0	$0	$0	$0	$0
2023	$0	$0	$0	$15,480	$0	$0	$38,444

(7) For the 2025 fiscal year, our Non-PEO NEOs were: Joshua Feldman and Roi Zahut. For the 2024 fiscal year, our Non-PEO NEOs were: Joshua Feldman and Phillip Lepper. For the fiscal year 2023, our Non-PEO NEO was: Roi Zahut. The amounts disclosed reflect the adjustments listed in the table below to the amounts reported in the Summary Compensation Table for Non-PEO NEOs:

Year	Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2025	$496,521	$97,222	$(98,796)	$194,305	$(150,436)	$0	$(454,225)
2024	$509,825	$494,400	$(106,207)	$41,625	$(53,183)	$0	$(133,190)
2023	$521,903	$323,555	$(90,072)	$13,711	$(49,376)	$0	$(324,048)

(8) The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Non-PEO NEO Average Total Compensation Amount			$ 457,632	$ 731,112	$ 839,761
Non-PEO NEO Average Compensation Actually Paid Amount			$ 230,520	664,516	515,677
Adjustment to Non-PEO NEO Compensation Footnote

(4) The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Arturo Rodriguez:

Year	Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2025	$669,726	$337,272	$(354,532)	$0	$(281,990)	$0	$(968,975)
2024	$774,400	$844,800	$(159,095)	$0	$(106,169)	$0	$(194,864)
2023	$834,066	$654,637	$(65,419)	$13,711	$(49,376)	$0	$(280,513)

(5) The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Joseph Risico:

Year	Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2025	$0	$0	$0	$0	$0	$0	$0
2024	$406,560	$0	$0	$0	$(142,343)	$0	$(548,903)
2023	$834,066	$654,637	$(65,419)	$13,711	$(49,376)	$0	$(280,513)

(6) The amounts disclosed reflect the adjustments listed in the tables below to the amounts reported in the Summary Compensation Table for Yaniv Sarig:

Year	Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2025	$0	$0	$0	$0	$0	$0	$0
2024	$0	$0	$0	$0	$0	$0	$0
2023	$0	$0	$0	$15,480	$0	$0	$38,444

(7) For the 2025 fiscal year, our Non-PEO NEOs were: Joshua Feldman and Roi Zahut. For the 2024 fiscal year, our Non-PEO NEOs were: Joshua Feldman and Phillip Lepper. For the fiscal year 2023, our Non-PEO NEO was: Roi Zahut. The amounts disclosed reflect the adjustments listed in the table below to the amounts reported in the Summary Compensation Table for Non-PEO NEOs:

Year	Grant Date Value of Equity Awards	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year	Change in Fair Value From Last Day of Prior Year to Last Day of Year of Unvested Equity Awards	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year	Dividends on Unvested Awards	Total Adjustments
2025	$496,521	$97,222	$(98,796)	$194,305	$(150,436)	$0	$(454,225)
2024	$509,825	$494,400	$(106,207)	$41,625	$(53,183)	$0	$(133,190)
2023	$521,903	$323,555	$(90,072)	$13,711	$(49,376)	$0	$(324,048)

(8) The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.

Net Income (Loss)			$ (18,984,000)	(11,862,000)	(74,564,000)
PEO Name	Yaniv Sarig	Joseph Risico				Arturo Rodriguez
Arturo Rodriguez [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			784,954	1,382,383	1,149,311
PEO Actually Paid Compensation Amount			(184,021)	1,187,519	868,798
Joseph Risico [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	707,481	1,157,142
PEO Actually Paid Compensation Amount			0	158,578	876,629
Yaniv Sarig [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	403,009
PEO Actually Paid Compensation Amount			0	0	441,453
PEO | Arturo Rodriguez [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(968,975)	(194,864)	(280,513)
PEO | Arturo Rodriguez [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			669,726	774,400	834,066
PEO | Arturo Rodriguez [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			337,272	844,800	654,637
PEO | Arturo Rodriguez [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(354,532)	(159,095)	(65,419)
PEO | Arturo Rodriguez [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	13,711
PEO | Arturo Rodriguez [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(281,990)	(106,169)	(49,376)
PEO | Arturo Rodriguez [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Joseph Risico [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(548,903)	(280,513)
PEO | Joseph Risico [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	406,560	834,066
PEO | Joseph Risico [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	654,637
PEO | Joseph Risico [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(65,419)
PEO | Joseph Risico [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	13,711
PEO | Joseph Risico [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(142,343)	(49,376)
PEO | Joseph Risico [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Yaniv Sarig [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	38,444
PEO | Yaniv Sarig [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Yaniv Sarig [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Yaniv Sarig [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Yaniv Sarig [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	15,480
PEO | Yaniv Sarig [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Yaniv Sarig [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(454,225)	(133,190)	(324,048)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			496,521	509,825	521,903
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			97,222	494,400	323,555
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(98,796)	(106,207)	(90,072)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			194,305	41,625	13,711
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(150,436)	(53,183)	(49,376)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0